Issuance of common units and Series A Preferred Units (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Gross proceeds for units issued		$ 23,484
Less: Commissions		(404)
Net proceeds for units issued		23,080
Series A Preferred Units [Member]
Gross proceeds for units issued		20,360
Less: Commissions	$ (200)	(364)
Net proceeds for units issued		19,996
Common Units [Member]
Gross proceeds for units issued		3,124
Less: Commissions		(40)
Net proceeds for units issued		$ 3,084